Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ (56.2)	$ (5.9)	$ (19.9)	$ (40.2)	$ (62.1)	$ (60.1)
Net Income (Loss) Attributable to Parent, Prior to Reorganization	0.8		(19.9)		(5.1)	(60.1)
Less: Net income (loss) attributable to noncontrolling interests	36.6		$ 0.0		36.6	$ 0.0
Less: Excess of consideration paid over carrying amount to holders of Series A Preferred Units attributable to common shares	11.0				11.0
Net income (loss) attributable to ZoomInfo Technologies Inc.	$ (31.4)				$ (31.4)
Basic net income (loss) per share attributable to common stockholders
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	$ (0.21)				$ (0.21)
Diluted net income (loss) per share attributable to common stockholders
Diluted (in dollars per share)	$ (0.22)				$ (0.22)
Class A Shares
Basic net income (loss) per share attributable to common stockholders
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.	$ (10.9)				$ (10.9)
Weighted average common shares outstanding - basic (in shares)	51,994,291				51,994,291
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	$ (0.21)				$ (0.21)
Diluted net income (loss) per share attributable to common stockholders
Allocation of undistributed earnings	$ (10.9)				$ (10.9)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments	(18.1)				(18.1)
Reallocation of earnings as a result of conversion of potentially dilutive instruments	(33.3)				(33.3)
Reallocation of undistributed earnings as a result of conversion of Class C to Class A shares	(21.4)				(21.4)
Allocation of undistributed earnings	$ (83.7)				$ (83.7)
Number of shares used in basic computation	51,994,291				51,994,291
Conversion of Class C to Class A common shares outstanding (in shares)	98,106,387				98,106,387
Number of shares used in diluted per share computation (in shares)	382,907,474				382,907,474
Diluted (in dollars per share)	$ (0.22)				$ (0.22)
Class A Shares | OpCo Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	219,637,430				219,637,430
Class A Shares | HSKB II Class 1 Units
Diluted net income (loss) per share attributable to common stockholders
Units exchangeable for Class A common stock (in shares)	13,169,366				13,169,366
Class C Shares
Basic net income (loss) per share attributable to common stockholders
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.	$ (20.5)				$ (20.5)
Weighted average common shares outstanding - basic (in shares)	98,106,387				98,106,387
Basic net income (loss) per share attributable to common stockholders (in dollars per share)	$ (0.21)				$ (0.21)
Diluted net income (loss) per share attributable to common stockholders
Allocation of undistributed earnings	$ (20.5)				$ (20.5)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments	(34.2)				(34.2)
Reallocation of earnings as a result of conversion of potentially dilutive instruments	33.3				33.3
Allocation of undistributed earnings	$ (21.4)				$ (21.4)
Number of shares used in basic computation	98,106,387				98,106,387
Number of shares used in diluted per share computation (in shares)	98,106,387				98,106,387
Diluted (in dollars per share)	$ (0.22)				$ (0.22)